Share based compensation expenses - Activities of Options (Details)			12 Months Ended
	Jul. 31, 2018 shares	May 31, 2018 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2014	Dec. 31, 2022 $ / shares
Share based compensation expenses
Share-based compensation expenses allocated from Jimu Parent | ¥			¥ 4,534,000		¥ 3,793,000	¥ 11,898,000
Options Outstanding
Granted (shares)	740,000	16,042,500
Service-based share options
Share based compensation expenses
Share-based compensation expenses allocated from Jimu Parent | ¥			¥ 0		¥ 119,000	¥ 3,383,000
Options Outstanding
Outstanding at beginning of the year (in shares)			2,844,769
Exercised (shares)			(73,906)
Forfeited (shares)			(735,718)
Outstanding at end of the year (in shares)			2,035,145		2,844,769
Unvested as of December 31, 2022 (in shares)			10,710	10,710
Exercisable as of December 31, 2022 (in shares)			2,024,435	2,024,435
Weighted Average Exercise Price
Outstanding at beginning of the year (in shares) | $ / shares				$ 0.3398
Exercised (in dollars per share) | $ / shares				0.0001
Forfeited (in dollars per share) | $ / shares				0.4934
Outstanding at end of the year (in dollars per share) | $ / shares				$ 0.2966
Unvested as of December 31, 2022 (in dollars per share) | $ / shares								$ 0.4243
Exercisable as of December 31, 2022 (in dollars per share) | $ / shares								0.2959
Weighted Average Remaining Contractual Life
Outstanding (in years)			6 years 10 months 24 days		2 years 8 months 15 days
Exercisable (in years)			6 years 10 months 24 days
Unvested as of December 31, 2021			6 years 5 months 26 days
Average Intrinsic Value
Outstanding | ¥			¥ 223,000
Exercised | ¥			18,000
Outstanding | ¥			18,000		¥ 223,000
Exercisable as of December 31, 2022 | ¥			18,000	$ 18,000
Jimu Parent
Share based compensation expenses
Vesting period (in years)							4 years
Vesting percentage at first anniversary							25.00%
Options expiration period							10 years
Unrecognized share-based compensation expenses | ¥			¥ 0	$ 0
Options Outstanding
Outstanding at beginning of the year (in shares)			74,354
Granted (shares)			24,287,218
Exercised (shares)			(23,044)
Outstanding at end of the year (in shares)			51,310		74,354
Vested and exercisable as of December 31, 2022 (in shares)			51,310	51,310
Weighted Average Exercise Price
Outstanding at beginning of the year (in shares) | $ / shares				$ 1.00
Exercised (in dollars per share) | $ / shares				1.00
Outstanding at end of the year (in dollars per share) | $ / shares				$ 1.00
Vested and exercisable as of December 31, 2022 (in dollars per share) | $ / shares								$ 1.00
Weighted Average Remaining Contractual Life
Outstanding (in years)			2 years 5 months 12 days		3 years 9 months 25 days
Vested and exercisable as of December 31, 2022			2 years 5 months 12 days
Jimu Parent | Service-based share options
Share based compensation expenses
Unrecognized share-based compensation expenses | ¥			¥ 1,000	$ 1,000